Note 5 - Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of accounts receivable and prepaid expenses [text block]
5.	Accounts receivable and prepaid expenses
Accounts receivable and prepaid expenses consist of the following:

	December 31,	December 31,
	2017	2016
Accounts receivable (Note 13(b))	$243,971	$248,379
Prepaid expenses	124,992	132,519
	$368,963	$380,898

At
December 31, 2017,
the Company has recorded value added taxes of
$444,729
(
2016
-
$248,142
) included in exploration and evaluation assets as the value added tax relates to certain projects and is expected to be recovered when the assets are sold (Note
11
).